Non-Current Liability	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Liabilities, Noncurrent [Abstract]
NON-CURRENT LIABILITY
Note 9 – NON-CURRENT LIABILITY

	9/30/2013	6/30/2013
Shareholders loans	$96,536	$45,665
	$96,536	$45,665

Shareholders’ Loan
The company has a loan payable in the amount of AUD $50,000 to a shareholder.  The loan is due and payable on September 30, 2014.  Interest of 8% is only payable if Moneytech has positive retained earnings at the time of repayment.

The company has a loan payable in the amount of $50,000 to a shareholder.  The loan is due and payable on February 21, 2014 with interest of 12%.

Note 10 – NON-CURRENT LIABILITY

	2013	2012
Shareholders loans	45,665	218,574
	$45,665	$218,574

Shareholders Loan
The Company had an accrued interest amount payable to a shareholder in the amount of AUD$165,153 as of June 30, 2012. The loan was paid during the fiscal year ended June 30, 2013. There was no interest charged on the balance.

The company has a loan payable in the amount of AUD $50,000 to a shareholder. The loan is due and payable on September 30, 2014. Interest of 8% is only payable if Moneytech has positive retained earnings at the time of repayment.